NET INVESTMENT IN SUBLEASE	12 Months Ended
Jun. 30, 2025
Net Investment In Sublease
NET INVESTMENT IN SUBLEASE

13.	NET INVESTMENT IN SUBLEASE

As of June 30, 2025, the Company entered into 14 sublease agreements on its real estate under lease. When the Company enters into a sublease, it determines at lease inception date whether the sublease is a finance lease or an operating lease. The above subleases have terms of one to six years that transfer substantially all the risks and rewards incidental to ownership of the underlying asset. Therefore, the above sub-lease should be classified as finance leases.

The Company recognizes net investment in sublease at the present value of minimum lease payments receivable over the remaining life of the sub-lease and derecognizes the right-of-use assets relating to the head lease that it transfers to the subleases. Any difference between the right-of-use asset and the net investment in sublease is recognized in other income (expense) in the consolidated statements of profit or loss and comprehensive income. The Company retains the lease liabilities in capacity as lessee.

Future minimum rentals receivable under non-cancellable finance leases as at each of the reporting dates are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Amounts receivable:
Within one year	119,173	173,894	1,206
After one year but within two years	76,654	80,294	557
After two years but within five years	78,248	31,924	221
Total undiscounted lease payment receivables	274,075	286,112	1,984
Unearned finance income	(3,370)	(2,366)	(16)
Net investments in subleases	270,705	283,746	1,968

Classification in consolidated statements of financial position
Current	117,393	172,233	1,195
Non-current	153,312	111,513	773
Total	270,705	283,746	1,968

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS